Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Provision for vacation pay	$ 31,310	$ 30,813
Purchase obligations	128,739	10,844
Other	10,558	7,035
Other long-term liabilities	$ 170,607	$ 48,692